The Perfect Storm

First the tech wreck, then terrorism, then the instant shut down of the economy, and now "fraud-gate". The extraordinary confluence of negative events has combined to create the worst run in the S&P 500 since Hitler invaded Poland.

Obviously, the most important of these events (and the one that had the greatest impact) was the 9/11 attack. Or portfolios were battered by the shock waves that initially went through all equity markets. However, when the market rebounded dramatically in December, we enjoyed one of the best "bounces" in the industry. Still the weakening effect on the economy - particularly the growth areas in which we invest was significant. Our fund's performance tracked closely with the NASDAQ 100 but managed a better performance due to its holdings in pharmaceuticals and financial stocks. Of course, a significant decline in share value is disappointing regardless of relative performance measures or peer comparisons.

It is particularly frustrating to have stuck to our long-term investment strategy through the slowdown in the economy and terrorist attack only to have the rug yanked out from under us by CEO fraud. While we recognize that even the accounting scandals will ultimately become old news, their impact on the three sectors in which we usually invest is tremendous.

The reason we are so concerned is that we believe that the CEOs of growth companies in the tech and pharmaceutical sectors are the most likely to have succumbed to the temptation to cook the books. The domino effect this has on the broad market is potentially very dramatic because the country's largest financial companies have significant exposure through loans and stock underwriting for the same technology and pharmaceutical corporations in which we have invested. Consequently we must take some action.

During the last two trading days of June, we repositioned a significant portion of our portfolio's holdings into more defensive, consumer driven securities. This move came just in time to save us from losing a few percent when some accounting problems were revealed at Merck and Bristol Meyers Squibb.

In contrast to the assets we have held historically, we have now added energy stocks, consumer staples stocks, consumer durable stocks, utilities, and other industry sectors that we just would not have normally given a second look. Please don't mistake this move as abandoning our "buy and hold" strategy - we still have more than half of the money in the financial, pharmaceutical, and technology stocks that we believe may do well as the economy continues to improve. However, we have significantly reduced the overall risk and volatility scores of the portfolio. While it has been tracking with the NASDAQ and Aggressive Growth Large Cap fund category, it will now track with a very high correlation to the S&P 500. It would be fair to say that for the time being, the

Fund has been switched from being an Aggressive Growth portfolio to a more centralized Growth portfolio.

The most recent technical bulletin, published by Standard & Poor's research, suggests that a significant bounce is in the making at least for the short-term. Indeed, we have seen the NASDAQ actually post gains the last couple of days even though the DOW and S&P 500 were negative. This suggests to me that at least in the short-term, the techs may have seen enough bloodshed and that some intermediate buying may materialize. If this is the case, we will enjoy a significant lift but will likely hang on to our new, more conservative stocks for a while as we wait to see what new "scandals" are unearthed.

I know that you are frustrated with the disappointing tone of the market and the losses in your accounts - we are too! Every indication is that we should be able to work through the remaining negative issues relatively soon and we may start seeing stock prices reflecting the significant improvement in earnings that is currently underway.

Please call our offices if you have any questions or would like additional information.

Sincerely,

Randy Cloud
Cloud, Neff & Associates, Inc.


For a prospectus and more information, including charges and expenses, call toll free 1-888-464-6815. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.

                                                 3 Months        6 Months         One Year        Average Annual Return
                                                  Actual          Actual           Actual            Since Inception
                                                  Return          Return           Return             (June 1, 2000)
                                               ----------------------------------------------------------------------------
Cloud, Neff Capital Appreciation Fund             -5.52%         -15.26%           -28.27%               -35.89%
NASDAQ Composite Index                            -6.59%         -16.15%           -13.86%               -32.65%
Standard & Poor's 500 Stock Index                 -3.27%          -5.70%           -23.18%               -13.08%

            Cloud, Neff  S&P 500Index  NASDAQ Composite Index
     6/1/00 10,000.00      10,000.00     10000
    6/30/00 10,110.00         10,047    11,073
    7/31/00  9,580.00          9,890    10,517
    8/31/00 10,850.00         10,504    11,746
    9/30/00  9,720.00          9,950    10,258
   10/31/00  9,240.00          9,907     9,412
   11/30/00  7,560.00          9,127     7,258
   12/29/00  7,450.00          9,172     6,904
    1/31/01  7,730.00          9,497     7,750
    2/28/01  5,920.00          8,632     6,016
    3/31/01  5,180.00          8,085     5,147
    4/30/01  6,140.00          8,713     5,920
    5/31/01  5,720.00          8,771     5,905
    6/30/01  5,690.00          8,558     6,049
    7/31/01  5,320.00          8,473     5,675
    8/31/01  4,730.00          7,943     5,055
    9/30/01  3,670.00          7,302     4,198
   10/31/01  4,350.00          7,441     4,735
   11/30/01  4,850.00          8,012     5,410
   12/31/01  4,800.00          8,082     5,467
    1/31/02  4,730.00          7,964     5,423
    2/28/02  4,350.00          7,811     4,856
    3/31/02  4,670.00          8,104     5,178
    4/30/02  4,270.00          7,612     4,738
    5/31/02  4,110.00          7,555     4,536



This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Fund S&P 500 Index, and the NASDAQ Composite Index on June 1, 2000 (inception of the Fund) and held through May 31, 2002. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the indices. Performance figures reflect the change in value of the stocks in the indices, and reinvestment of dividends. The indices returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Cloud, Neff Capital Appreciation Fund
Schedule of Investments
May 31, 2002

Common Stocks - 87.6%                                                      Shares                             Value

Cable & Other Pay Television Services - 0.9%
Comcast Corp. - Class A (a)                                                   1,600                             $ 45,056
                                                                                                          ---------------

Calculating & Accounting Machines (No Electronic Computers) - 0.4%
NCR Corp. (a)                                                                   572                               20,907
                                                                                                          ---------------

Communications Equipment - 0.0%
McData Corp. (a)                                                                172                                1,488
                                                                                                          ---------------

Computer Communication Equipment - 2.3%
Adaptec, Inc. (a)                                                             2,298                               29,805
Cisco Systems, Inc. (a)                                                       3,084                               48,666
Enterasys Networks, Inc. (a)                                                  1,825                                3,121
Foundry Networks, Inc. (a)                                                    2,464                               16,238
Juniper Networks, Inc. (a)                                                    1,350                               12,515
Riverstone Networks, Inc.  (a)                                                  936                                3,304
                                                                                                          ---------------
                                                                                                                 113,649
                                                                                                          ---------------

Computer Peripheral Equipment - 0.9%
Symbol Technologies, Inc.                                                       808                                6,925
Xerox Corp. (a)                                                               4,355                               39,064
                                                                                                          ---------------
                                                                                                                  45,989
                                                                                                          ---------------

Computer Storage Devices - 0.4%
EMC Corp. (a)                                                                 2,642                               19,155
                                                                                                          ---------------

Computer Terminals - 0.1%
Palm, Inc. (a)                                                                1,438                                2,286
                                                                                                          ---------------

Computers & Office Equipment - 2.2%
Gateway, Inc.  (a)                                                            1,587                                8,506
Hewlett-Packard Co.                                                           1,673                               31,938
International Business Machines, Inc.                                           236                               18,986
Lexmark International, Inc. (a)                                                 500                               31,225
Micron Technology, Inc. (a)                                                     696                               16,412
                                                                                                          ---------------
                                                                                                                 107,067
                                                                                                          ---------------

Drawing & Insulating of Nonferrous Wire - 0.6%
Andrew Corp. (a)                                                              1,639                               28,240
                                                                                                          ---------------

Drilling Oil & Gas Wells - 4.6%
Global Santa Fe Corp.                                                         6,639                              224,066
                                                                                                          ---------------

Electrical Industrial Apparatus - 0.6%
American Power Conversion, Inc.  (a)                                          2,139                               29,860
                                                                                                          ---------------

Cloud, Neff Capital Appreciation Fund
Schedule of Investments
May 31, 2002

Common Stocks - 87.6% - continued                                          Shares                             Value
Electronic Computers - 3.1%
Apple Computer, Inc. (a)                                                      1,333                             $ 31,059
Ceridian Corp. (a)                                                            1,194                               27,295
Dell Computer Corp. (a)                                                       2,198                               59,016
Sun Microsystems, Inc. (a)                                                    4,523                               31,163
                                                                                                          ---------------
                                                                                                                 148,533
                                                                                                          ---------------

Electronic Connectors - 1.9%
Amphenol Corp. - Class A (a)                                                  1,000                               44,950
Molex, Inc. - New Class A                                                       662                               24,991
Tyco International Ltd.                                                       1,100                               24,145
                                                                                                          ---------------
                                                                                                                  94,086
                                                                                                          ---------------

General Industrial Machinery & Equipment - 1.5%
Zebra Technologies Corp. (a)                                                  1,300                               74,932
                                                                                                          ---------------

Instruments for Meas & Testing of Electricity & Elec Signals - 1.2%
Agilent Technologies, Inc. (a)                                                  653                               17,220
Tektronix, Inc. (a)                                                           1,000                               20,280
Teradyne, Inc. (a)                                                              806                               21,826
                                                                                                          ---------------
                                                                                                                  59,326
                                                                                                          ---------------

Investment Companies / Unit Investment Trusts - 13.1%
AMEX Financial Select Sector SPDR Fund                                       13,500                              356,130
Standard & Poor's Depositary Receipts, Series 1                               2,625                              280,875
                                                                                                          ---------------
                                                                                                                 637,005
                                                                                                          ---------------

Laboratory Analytical Instruments - 0.9%
Cytyc Corp. (a)                                                               2,700                               43,983
                                                                                                          ---------------

Optical Instruments & Lenses - 1.8%
KLA-Tencor Corp. (a)                                                          1,667                               86,901
                                                                                                          ---------------

Printed Circuit Boards - 2.1%
Jabil Circuit, Inc. (a)                                                       2,790                               64,058
Sanmina Corp. (a)                                                               870                               10,005
Solectron Corp. (a)                                                           3,419                               27,626
                                                                                                          ---------------
                                                                                                                 101,689
                                                                                                          ---------------

Radio & TV Broadcasting & Communications Equipment - 2.9%
Motorola, Inc.                                                                3,941                               63,017
Nokia Corp.  (c)                                                              2,400                               33,312
QUALCOMM, Inc.  (a)                                                           1,109                               35,089
Scientific Atlanta, Inc.                                                        542                               10,542
                                                                                                          ---------------
                                                                                                                 141,960
                                                                                                          ---------------

Security Brokers, Dealers & Flotation Companies - 16.8%
Biotech HOLDRS Trust Depositary Receipts                                      2,000                              189,000
Pharmaceutical HOLDRS Trust Depositary Receipts                               7,400                              627,594
                                                                                                          ---------------
                                                                                                                 816,594
                                                                                                          ---------------

Cloud, Neff Capital Appreciation Fund
Schedule of Investments
May 31, 2002

Common Stocks - 87.6% - continued                                          Shares                             Value
Semiconductors & Related Devices - 13.4%
Advanced Micro Devices, Inc. (a)                                              1,193                             $ 13,636
Altera Corp. (a)                                                                985                               17,760
Analog Devices, Inc. (a)                                                        607                               22,228
Applied Micro Circuits Corp. (a)                                              2,046                               12,583
Broadcom Corp. - Class A (a)                                                    921                               20,769
Conexant Systems, Inc. (a)                                                    1,923                               13,749
Intel Corp.                                                                   2,098                               57,947
JDS Uniphase Corp. (a)                                                           78                                  274
Linear Technology Corp.                                                       1,853                               69,024
LSI Logic Corp. (a)                                                           3,642                               41,519
Maxim Integrated Products, Inc. (a)                                           1,573                               72,358
Microchip Technology, Inc. (a)                                                3,150                               94,185
National Semiconductor Corp. (a)                                              1,152                               35,366
PMC Sierra, Inc. (a)                                                          1,070                               15,215
Qlogic Corp. (a)                                                                642                               29,352
Texas Instruments, Inc.                                                       1,472                               42,202
Triquint Semiconductor, Inc. (a)                                              3,180                               28,620
Vitesse Semiconductor Corp. (a)                                                 598                                3,007
Xilinx, Inc. (a)                                                              1,772                               62,481
                                                                                                          ---------------
                                                                                                                 652,275
                                                                                                          ---------------

Services - Business Services - 0.0%
EXDS, Inc. (a)                                                                4,027                                   60
                                                                                                          ---------------

Services - Computer Integrated Systems Design - 1.9%
Computer Sciences Corp.  (a)                                                    419                               19,848
Network Appliance, Inc. (a)                                                   2,735                               35,582
Sapient Corp. (a)                                                             1,923                                2,827
Unisys Corp. (a)                                                              1,471                               16,828
Yahoo, Inc. (a)                                                               1,023                               16,388
                                                                                                          ---------------
                                                                                                                  91,473
                                                                                                          ---------------

Services - Computer Processing & Data Preparation - 1.2%
Arbitron, Inc. (a)                                                              238                                8,699
First Data Corp.                                                                402                               31,838
IMS Health, Inc.                                                                925                               19,471
                                                                                                          ---------------
                                                                                                                  60,008
                                                                                                          ---------------

Services - Computer Programming, Data Processing - 0.6%
AOL Time Warner, Inc. (a)                                                       568                               10,622
Electronic Data Systems Corp.                                                   387                               20,441
                                                                                                          ---------------
                                                                                                                  31,063
                                                                                                          ---------------

Services - Prepackaged Software - 7.1%
Adobe Systems, Inc.                                                           1,891                               68,265
Autodesk, Inc.                                                                1,302                               17,577
BMC Software (a)                                                                840                               14,204
Brocade Communications Systems, Inc. (a)                                      1,956                               38,435
Citrix Systems, Inc. (a)                                                        957                               10,211
Computer Associates International, Inc.                                         796                               13,819

Cloud, Neff Capital Appreciation Fund
Schedule of Investments
May 31, 2002

Common Stocks - 87.6% - continued                                          Shares                             Value
Services - Prepackaged Software - 7.1% - continued
Compuware Corp. (a)                                                           2,478                             $ 18,263
Intuit, Inc. (a)                                                                565                               24,707
Mercury Interactive Corp. (a)                                                   424                               14,357
Microsoft Corp.  (a)                                                          1,086                               55,397
Novell, Inc.  (a)                                                             3,962                               13,590
Oracle Corp.  (a)                                                             1,169                                9,235
Parametric Technology Corp. (a)                                               1,970                                6,856
Peoplesoft, Inc. (a)                                                            734                               15,054
Roxio, Inc. (a)                                                                 378                                6,332
Siebel Systems, Inc. (a)                                                        560                               10,220
VERITAS Software Corp. (a)                                                      354                                8,025
                                                                                                          ---------------
                                                                                                                 344,547
                                                                                                          ---------------

Special Industry Machinery - 2.8%
Applied Materials, Inc.  (a)                                                  3,138                               69,601
Novellus Systems, Inc.  (a)                                                   1,571                               66,736
                                                                                                          ---------------
                                                                                                                 136,337
                                                                                                          ---------------

Telephone & Telegraph Apparatus - 1.3%
ADC Telecommunications, Inc.  (a)                                             2,760                                9,246
CIENA Corp. (a)                                                               2,324                               13,154
Comverse Technology, Inc. (a)                                                   327                                3,875
Corning, Inc. (a)                                                             2,442                               11,722
Covad Communication Group, Inc. (a)                                           2,000                                2,430
Nortel Networks Corp. (a)                                                     1,352                                2,988
Sycamore Networks, Inc. (a)                                                   1,790                                6,426
Tellabs, Inc. (a)                                                             1,578                               15,243
                                                                                                          ---------------
                                                                                                                  65,084
                                                                                                          ---------------

Telephone Communications (No Radio Telephone) - 0.2%
Lucent Technologies, Inc. (a)                                                 2,083                                9,686
XO Communications, Inc. - Class A (a)                                         2,700                                  143
                                                                                                          ---------------
                                                                                                                   9,829
                                                                                                          ---------------

Television Broadcasting Stations - 0.8%
Univision Communications, Inc. (a)                                            1,000                               40,000
                                                                                                          ---------------

TOTAL COMMON STOCKS (Cost $8,462,413)                                                                          4,273,448
                                                                                                          ---------------

Money Market Securities - 12.5%
Huntington Money Fund - Investment A, 0.78%, (Cost $612,615) (b)            612,615                              612,615
                                                                                                          ---------------

TOTAL INVESTMENTS (Cost $9,075,028) - 100.1%                                                               $   4,886,063
                                                                                                          ---------------

Liabilities in excess of other assets - (0.1%)                                                                    (6,039)
                                                                                                          ---------------

TOTAL NET ASSETS - 100.0%                                                                                  $   4,880,024
                                                                                                          ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2002.
(c) American Depository Receipt

See accompanying notes which are an integral part of these financial statements.

Cloud, Neff Capital Appreciation Fund
Statement of Assets and Liabilities
    May 31, 2002

Assets
Investments in securities, at value (cost $9,075,028)                                                     $ 4,886,063
Interest receivable                                                                                               402
Dividends receivable                                                                                              950
Receivable for fund shares sold                                                                                 3,935
Due from administrator                                                                                         15,713
                                                                                                       ---------------
     Total assets                                                                                           4,907,063
                                                                                                       ---------------

Liabilities
Accrued advisory fees                                                                                           6,996
Other payables and accrued expenses                                                                            20,043
                                                                                                       ---------------
     Total liabilities                                                                                         27,039
                                                                                                       ---------------

Net Assets                                                                                                $ 4,880,024
                                                                                                       ===============

Net Assets consist of:
Paid in capital                                                                                            11,428,987
Accumulated net realized gain (loss) on investments                                                        (2,359,998)
Net unrealized appreciation (depreciation) on investments                                                  (4,188,965)
                                                                                                       ---------------

Net Assets, for 1,188,741 shares                                                                          $ 4,880,024
                                                                                                       ===============

Net Assets Value
Net Assets
Offering price and redemption price per share ($4,880,024 / 1,188,741)                                         $ 4.11
                                                                                                       ===============
See accompanying notes which are an integral part of these financial statements.

Cloud, Neff Capital Appreciation Fund
Statement of Operations
Year ended May 31, 2002



Investment Income
Dividend income                                                                                            $ 14,456
Interest income                                                                                               4,189
                                                                                                    ----------------
  Total Income                                                                                               18,645
                                                                                                    ----------------

Expenses
Investment advisor fee                                                                                      106,513
Administration expenses                                                                                      30,000
Fund accounting expenses                                                                                     14,400
Transfer agent expenses                                                                                      13,925
Pricing expenses                                                                                              8,400
Auditing expenses                                                                                             6,813
Legal expenses                                                                                                5,772
Printing expenses                                                                                             4,478
Custodian expenses                                                                                            3,931
Registration & filing expenses                                                                                3,865
Miscellaneous expenses                                                                                        2,970
Trustee expenses                                                                                              1,740
Insurance expenses                                                                                              506
                                                                                                    ----------------
  Total Expenses                                                                                            203,313
Reimbursed expenses by Administrator                                                                        (21,527)
Reimbursed expenses by Adviser                                                                              (22,095)
                                                                                                    ----------------
Total operating expenses                                                                                    159,691
                                                                                                    ----------------
Net Investment Income (Loss)                                                                               (141,046)
                                                                                                    ----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                          (674,710)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              (1,049,580)
                                                                                                    ----------------
Net realized and unrealized gain (loss) on investment securities                                         (1,724,290)
                                                                                                    ----------------
Net increase (decrease) in net assets resulting from operations                                        $ (1,865,336)
                                                                                                    ================
See accompanying notes which are an integral part of these financial statements.

Cloud, Neff Capital Appreciation Fund
Statement of Changes In Net Assets
                                                                                              Year ended         Year ended
Increase (Decrease) in Net Assets                                                            May 31, 2002       May 31, 2001
                                                                                            ----------------    --------------
Operations
  Net investment income (loss)                                                                   $ (141,046)       $ (182,614)
  Net realized gain (loss) on investment securities                                                (674,710)       (1,685,288)
  Change in net unrealized appreciation (depreciation)                                           (1,049,580)       (3,139,385)
                                                                                            ----------------    --------------
  Net increase (decrease) in net assets resulting from operations                                (1,865,336)       (5,007,287)
                                                                                            ----------------    --------------
Distributions
  From net investment income                                                                              -                 -
  From net realized gain                                                                                  -                 -
                                                                                            ----------------
  Total distributions                                                                                     -                 -
                                                                                            ----------------    --------------
Capital Share Transactions
  Proceeds from shares sold                                                                       1,127,227        12,257,524
  Reinvestment of distributions                                                                           -                 -
  Amount paid for shares repurchased                                                               (836,198)         (795,906)
                                                                                            ----------------    --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                        291,029        11,461,618
                                                                                            ----------------    --------------
Total Increase (Decrease) in Net Assets                                                          (1,574,307)        6,454,331
                                                                                            ----------------    --------------

Net Assets
  Beginning of period                                                                             6,454,331                 -
                                                                                            ----------------    --------------
  End of period                                                                                 $ 4,880,024       $ 6,454,331
                                                                                            ================    ==============

Capital Share Transactions
  Shares sold                                                                                       239,746         1,243,926
  Shares issued in reinvestment of distributions                                                          -                 -
  Shares repurchased                                                                               (177,536)         (117,395)
                                                                                            ----------------    --------------

  Net increase (decrease) from capital transactions                                                  62,210         1,126,531
                                                                                            ================    ==============
See accompanying notes which are an integral part of these financial statements.

Cloud, Neff Capital Appreciation Fund
Financial Highlights
                                                                              Year ended          Year ended
                                                                             May 31, 2002        May 31, 2001
                                                                           -----------------    ----------------
Selected Per Share Data
Net asset value, beginning of period                                                 $ 5.73             $ 10.00
                                                                           -----------------    ----------------
Income from investment operations
  Net investment income (loss)                                                        (0.13)              (0.19)
  Net realized and unrealized gain (loss)                                             (1.49)              (4.08)
                                                                           -----------------    ----------------
Total from investment operations                                                      (1.62)              (4.27)
                                                                           -----------------    ----------------
Less Distributions to shareholders:
  From net investment income                                                           0.00                0.00
  From net realized gain                                                               0.00                0.00
                                                                           -----------------    ----------------
Total distributions                                                                    0.00                0.00
                                                                           -----------------    ----------------

Net asset value, end of period                                                       $ 4.11              $ 5.73
                                                                           =================    ================

Total Return                                                                         (28.27)%            (42.70)%

Ratios and Supplemental Data
Net assets, end of period (000)                                                     $ 4,880              $6,454
Ratio of expenses to average net assets                                               3.00%               2.97%
Ratio of expenses to average net assets
   before waiver & reimbursement                                                      3.82%               3.09%
Ratio of net investment income to
   average net assets                                                                 (2.65)%             (2.37)%
Ratio of net investment income to
   average net assets before waiver & reimbursement                                   (3.47)%             (2.49)%
Portfolio turnover rate                                                              28.34%             125.70%

See accompanying notes which are an integral part of these financial statements.

                                           Cloud, Neff Capital Appreciation Fund
                                                Notes to Financial Statements
                                                        May 31, 2002

NOTE 1.  ORGANIZATION

The Cloud, Neff Capital Appreciation Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and commenced operations on June 1, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is long-term capital appreciation. The investment adviser to the Fund is Cloud, Neff & Associates, Inc. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Adviser the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

                                           Cloud, Neff Capital Appreciation Fund
                                               Notes to Financial Statements
                                                 May 31, 2002 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Cloud, Neff & Associates, Inc., to manage the Fund's investments. Cloud, Neff & Associates, Inc. was founded in 1990 by Richard R. Cloud and David L. Neff, CPA. David L. Neff is the President of the Adviser. Richard R. Cloud is the Vice President of the Adviser and has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Richard R. Cloud and David L. Neff may be deemed to control the Adviser due to their respective share of the ownership of the Adviser.

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.00% of the average daily net assets of the Fund. For the year ended May 31, 2002, the Adviser earned fees of $106,513 from the Fund. The Advisor has contractually agreed to waive management fees and/or reimburse the Fund for expenses it incurs, but only to the extent necessary to maintain the Fund's operating expenses at 3.00% of its average daily net assets through September 30, 2002. For the year ended May 31, 2002, the Adviser reimbursed expenses of $22,095.

The Fund  retains  Unified  Fund  Services,  Inc.  ("Unified"),  a wholly  owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets up to $50 million, 0.075% of the Fund's average daily net assets from $50 million to $100 million, and 0.050% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). These services include transfer agency, fund accounting, administration, custody and related out-of-pocket expenses. For the year ended May 31, 2002, Unified earned fees of $30,000 from the Fund for administrative services provided to the Fund. On December 1, 2001, Unified contractually agreed, through May 31, 2002, to provide all contracted services to the Fund for 1% (annualized) of daily fund assets. For the year ended May 31, 2002, Unified reimbursed the Fund $21,527. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified earned a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $1,250). For the year ended May 31, 2002, Unified earned fees of $11,930 from the Fund for transfer agent services provided to the Fund and fees of $1,995 from the Fund for out-of-pocket expenses. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the year ended May 31, 2002, Unified earned fees of $14,400 from the Fund for fund accounting services provided to the Fund.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the distributor during the year ended May 31, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

                                           Cloud, Neff Capital Appreciation Fund
                                               Notes to Financial Statements
                                                 May 31, 2002 - continued

NOTE 4.  INVESTMENTS

For the year ended May 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $1,401,061 and $1,682,920, respectively. As of May 31, 2002, the gross unrealized appreciation for all securities totaled $143,076 and the gross unrealized depreciation for all securities totaled $4,332,041 for a net unrealized depreciation of $4,188,965. The aggregate cost of securities for federal income tax purposes at May 31, 2002 was $9,382,320. The difference between book cost and tax cost consists of wash sales in the amount of $307,292.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2002, National Investor Services Corp. held 100% of the Fund in an omnibus account for the benefit of others.

NOTE 7. LOSS CARRYFORWARDS

At May 31, 2002, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,052,706, of which $1,377,996 expires in 2009 and $674,710 expires in 2010. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Information Regarding Trustees and Officers

The following  table provides  information  regarding each Trustee who is not an
"interested  person" of the Trust,  as defined in the Investment  Company Act of
1940.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Mark W. Muller                                           Trustee         Trustee since 1999             18
5016 Cedar River Tr.
Ft. Worth, Texas  76137
Year of Birth:  1964
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President of JAMAR  Resources,  Inc., a  manufacturers  representative                      None
firm,  September  2001 to present.  Account  Manager for SCI,  Inc., a custom  manufacturer,  from  April  2000 to  September  2001.  Account
Manager for Clarion Technologies,  a manufacturer of automotive, heavy truck,  and  consumer  goods,  from 1996 to April  2000.  From 1986 to
1996, an engineer for Sicor, a telecommunication hardware company.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Richard J. Wright, Jr.                                   Trustee         Trustee since 1999             18
13532 N. Central Expressway
MS 3800
Dallas, Texas 75243
Year of Birth:  1962
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Various positions with Texas Instruments,  a technology company, since                      None
1985,  including the  following:  Program  Manager for  Semi-Conductor
Business Opportunity  Management System, 1998 to present;  Development
Manager for web-based interface,  1999 to present; Systems Manager for
Semi-Conductor  Business Opportunity  Management System, 1997 to 1998;
Development  Manager for Acquisition  Manager,  1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.
----------------------------------------------------------------------- ----------------------------------------------

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of            in Fund Complex
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 34
1725 E. Southlake Blvd.                             Secretary and       President since 1999
Suite 200                                           Trustee             Secretary since 2000
Southlake, Texas  76092
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of            in Fund Complex
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial       since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------

* Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be and "interested person" of the Trust because he is a registered principal of the Trust's distributor.

June 30,  2002

The Stock Market

This market environment has been incredibly difficult. The major indexes are once again back at the levels they first crossed in 1997 and 1998. To put things in perspective, let's look at the last two and a half years of this beleaguered market:

o The market peaked in March 2000.
o Following March 2000, the market entered a period of extreme volatility subsequently hitting multi-year lows April 4, 2001.
o The market rallied significantly for a few months, only to eventually roll over and revisit the April lows on September 10, 2001.
o It looked as if the April lows would hold; however, the September 11 terrorist attacks occurred sending the market reeling to even lower lows.
o During the Fourth Quarter 2001 the market again rallied significantly, and it appeared that with the recession behind us, stability would return.
o The gains held during the First Quarter 2002. Then in the Second Quarter, once again, the market headed south.
o The last two weeks of June the major market indices revisited the post September 11 lows and have been bouncing around that level.

The difficulty in this bear market lies in its unprecedented length and the extreme levels of its swings. Since 1900, there have been thirty-two bear markets. The median length of those bear markets has been 294 days. This current bear market is within a week of lasting 900 days-606 days longer than the median bear! Only twice in the history of the stock market has a bear lasted this long. The first one followed the Great Depression collapse in 1929 and lasted just over 813 days. The second occurred while Hitler was on his tyrannical rampage beginning 1939 and lasting 959 days.

The Economic Market

Unlike the economies of the previously mentioned bear markets, our economy is relatively sound. There aren't any massive bank failures. No one is trying to take over the world. The economic and world events resemble nothing to the events and havoc during WWII. And unlike the unemployment rate of 35% during the Great Depression, our unemployment is currently 5.8%.

As a matter of fact, in the first quarter, the economy came out of its very short, much publicized recession. Gross Domestic Product, which is the primary measure of goods and services produced in the U.S., was 6.1% in the first quarter, doubling most estimates. The housing market is booming, interest rates are at all time lows, business inventories are trim, and consumer spending has been strong. And, according to a Wall Street Journal survey, during the next twelve months economists expect companies to register double-digit percentage profit gains.

So, what's the deal? Why a dark cloud over a fairly bright economy? I think of the movie A Beautiful Mind where Russell Crowe plays the part of a brilliant mathematician, John Nash, who suffers from Paranoid Schizophrenia. Nash believes that imaginary beings and events are real, and to him they are real. A corollary to life, whether something is real or not, if we believe it is real then our behaviors and our reality reflect our belief.

Apparently, many believe the economy is dead. While there are ailments that plague our economy, as discussed above it is relatively healthy and strong. However, some of the economic ills have been exaggerated-especially in the equity markets.

I believe the media lends to the perceived distortions regarding our current economic landscape. Let's look at a few of the events addressed in the media from a different perspective, one that doesn't suggest corporate America's demise.

We have an unstable Middle East situation. When has it been stable? Yes, Enron and WorldCom have had significant accounting irregularities; this doesn't mean all the thousands of U.S. companies also have accounting irregularities. As a scapegoat for Enron, Arthur Anderson gets dismantled by the government and its 28,000 employees lose their jobs. And then Martha Stewart sells just over 3,000 shares of stock that she no longer wants, and it turns into a juicy media insider trading scandal.

The hyperbole surrounding these issues seems to suggest to investors that corporate America is in shambles. It isn't. Consequently, we have an economy that is quite sound, but a stock market that looks like Armageddon.

Market Outlook

Usually the stock market leads the economy. If you review the past nine recessions, the stock market hit bottom, on average, 135 days before the economy hit bottom. Last year, our expectation was that the market would turn positive about four months before the economy turned positive. And that is exactly what happened with the market turning positive last October.

This current decline, however, and the retest of the September lows is not the expected market course. Based on the status of economy, the market should be much stronger than it is. The market may eventually align itself with the economy, as it always has in the past. The question is whether this will occur next week, next month or next year. With the extended length of this bear market, the probabilities favor it happening sooner rather than later.

We have managed both the Paragon Fund and the Dynamic Fortress Fund with the expectation that the market lows were reached last September. Obviously, this was not the case. As a result, we have done little to cushion the decline, and both funds have experienced significant decline in asset value.

We do anticipate a market rally soon, and we are positioning the portfolios to take advantage of such a rally. Most of our current holdings are in the Health, Technology, Retail, and Telecom sectors. We believe these traditional growth sectors will see the biggest ramp up in expected earnings once business investment broadens, and that the market, which discounts expectations, will reward these stocks accordingly, at least in the short to intermediate term.

Sincerely,



David A. Young
President

                                                  Fund Performance
                                            Paragon Dynamic Fortress Fund
                                      - Returns for Periods Ended May 31, 2002 -
                                                                                                 Average Annual
                                                                                                 Total Return Since Inception
                                        Last 3                Last 6                                    (June 8, 2000)
Fund/Index                              Months                Months             One Year
Paragon Dynamic Fortress Fund         -3.46%                  -3.71%             -10.12%                     -6.14%
S&P 500                               -3.27%                  -5.70%             -13.86%                    -13.75%
NASDAQ Composite                      -6.59%                 -16.15%             -23.18%                    -35.17%
Index

               Paragon Dynamic Fund    S&P500           NASDAQ Composite
        6/8/00  10000                   10000           10000
       6/30/00  10030                   9893            10332
       7/31/00  10140                   9739            9814
       8/31/00  10260                   10343           10960
       9/30/00  10520                   9797            9572
      10/31/00  10170                   9756            8783
      11/30/00  10000                   8987            6773
      12/31/00  10587                   9031            6443
       1/31/01  10668                   9351            7232
       2/28/01  10179                   8499            5614
       3/31/01   9557                   7961            4803
       4/30/01  10067                   8579            5524
       5/31/01   9813                   8637            5510
       6/30/01   9606                   8426            5645
       7/31/01   9398                   8343            5295
       8/31/01   9222                   7822            4717
       9/30/01   8828                   7190            3917
      10/31/01   8859                   7327            4419
      11/30/01   9160                   7889            5048
      12/31/01   9397                   7958            5102
       1/31/02   9299                   7842            5061
       2/28/02   9136                   7691            4532
       3/31/02   9451                   7980            4831
       4/30/02   9332                   7495            4422
       5/31/02   8820                   7440            4233

This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Funds, S&P 500 Index, and the NASDAQ Composite Index on June 8, 2000 (inception of the Fund) and held through May 31, 2002. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the indices. Performance figures reflect the change in value of the stocks in the indices, and reinvestment of dividends. The indices returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                   Fund Performance
                                                     Paragon Fund
                                      - Returns for Periods Ended May 31, 2002 -

                                                                                              Average Annual
                                                                                           Total Return Since Inception
                                      Last 3               Last 5                               (December 20, 2001)
Fund/Index                            Months               Months         Year to Date
Paragon Fund                       -10.08%                 -15.30%           -18.56%                   -15.30%
S&P 500                             -3.27%                  -5.80%            -6.52%                    -5.80%
NASDAQ Composite                    -6.59%                 -15.64%           -17.03%                   -15.64%
Index

               Paragon Fund             S&P 500                 NASDAQ Composite
      12/20/01   10,000                 10,000                  10,000
      12/31/01   10,400                 10,077                  10,168
       1/31/02    9,740                 9,930                   10,085
       2/28/02    9,420                 9,738                   9,031
       3/31/02    9,780                 10,104                  9,629
       4/30/02    9,490                 9,490                   8,812
       5/31/02    8,470                 9,420                   8,436


This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Funds, S&P 500 Index, and the NASDAQ Composite Index on December 20, 2001 (inception of the Fund) and held through May 31, 2002. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the indices. Performance figures reflect the change in value of the stocks in the indices, and reinvestment of dividends. The indices returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                           Paragon Dynamic Fortress Fund
                                              Schedule of Investments
    May 31, 2002



Common Stocks - 86.0%                                               Shares                               Value

Air Courier Services - 1.0%
FedEx Corp. (a)                                                         1,900                           $   102,505
                                                                                                    ----------------

Ball & Roller Bearings - 0.7%
Timken Co.                                                              3,200                                71,680
                                                                                                    ----------------

Biological Products (No Diagnostic Substances) - 3.5%
Amgen, Inc.  (a)                                                        2,100                               100,023
Charles River Laboratories International, Inc. (a)                      2,100                                77,175
Medimmune, Inc. (a)                                                     3,100                               100,812
Sangstat Medical Corp. (a)                                              3,800                                83,600
                                                                                                    ----------------
                                                                                                            361,610
                                                                                                    ----------------

Bottled & Canned Soft Drinks Carbonated Waters - 0.8%
Coca-Cola FEMSA, S.A. (c)                                               3,100                                79,050
                                                                                                    ----------------

Broadcasting - 0.8%
Media General, Inc. - Class A                                           1,200                                78,132
                                                                                                    ----------------

Carpets & Rugs - 0.8%
Interface, Inc. - Class A                                               9,100                                82,173
                                                                                                    ----------------

Chemicals & Allied Products - 0.4%
Octel Corp. (a)                                                         1,900                                40,869
                                                                                                    ----------------

Computer Communication Equipment - 1.0%
Cisco Systems, Inc. (a)                                                 6,400                               100,992
                                                                                                    ----------------

Computer Peripheral Equipment - 1.0%
Xerox Corp. (a)                                                        12,000                               107,640
                                                                                                    ----------------

Computer Storage Devices - 0.9%
Simple Tech, Inc. (a)                                                   6,700                                36,515
Western Digital Corp. (a)                                              13,300                                61,180
                                                                                                    ----------------
                                                                                                             97,695
                                                                                                    ----------------

Computers & Office Equipment - 1.0%
International Business Machines, Inc.                                   1,300                               104,585
                                                                                                    ----------------

Construction Machinery & Equipment - 0.7%
Astec Industries, Inc. (a)                                              4,400                                73,832
                                                                                                    ----------------

Consumer Products (Non - Durables) - Apparel, Footwear & Accessories - 0.8%
Kenneth Cole Productions, Inc. (a)                                      3,000                                79,260
                                                                                                    ----------------

Electromedical & Electrotherapeutic Apparatus - 1.0%
Medtronic, Inc.                                                         2,300                               106,145
                                                                                                    ----------------

                                           Paragon Dynamic Fortress Fund
                                              Schedule of Investments
    May 31, 2002



Common Stocks - 86.0% - continued                                   Shares                               Value
Electronic Connectors - 1.0%
Tyco International Ltd..                                                4,800                               105,360
                                                                                                    ----------------

Electronic Instruments - 0.8%
Herley Industries, Inc. (a)                                             3,800                                77,900
                                                                                                    ----------------

Energy Services - 1.0%
Halliburton Co.                                                         5,700                               105,735
                                                                                                    ----------------

Engines & Turbines - 0.7%
Brunswick Corp.                                                         2,800                                74,480
                                                                                                    ----------------

General Medical & Surgical Hospitals - 0.8%
Medcath Corp.  (a)                                                      4,200                                81,270
                                                                                                    ----------------

Hospital & Medical Service Plans - 0.9%
Triad Hospitals, Inc. (a)                                               2,000                                90,380
                                                                                                    ----------------

Hotels & Motels - 1.4%
Four Seasons Hotels, Inc.                                               1,700                                80,240
Hollywood Casino Corp. - Class A (a)                                    5,300                                69,059
                                                                                                    ----------------
                                                                                                            149,299
                                                                                                    ----------------
Iron & Steel Foundries - 1.6%
INTERMET Corp.                                                         15,700                               167,048
                                                                                                    ----------------

Lumber, Wood Products (No furniture) - 0.7%
Trex Company, Inc.  (a)                                                 2,600                                72,020
                                                                                                    ----------------

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.4%
Excel Technology, Inc. (a)                                              1,800                                42,894
                                                                                                    ----------------

Miscellaneous Fabricated Metal Products - 0.4%
Barnes Group, Inc.                                                      2,000                                46,400
                                                                                                    ----------------

Mortgage Bankers & Loan Correspondents - 0.9%
New Century Financial Corp.                                             3,500                                94,780
                                                                                                    ----------------

Motor Vehicle Parts & Accessories - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)                        3,200                                96,640
                                                                                                    ----------------

Motor Vehicles & Passenger Car Bodies - 1.5%
General Motors Corp.                                                    1,300                                80,795
PACCAR, Inc.                                                            1,700                                75,208
                                                                                                    ----------------
                                                                                                            156,003
                                                                                                    ----------------
Newspapers: Publishing Or Publishing & Printing - 2.3%
Pulitzer, Inc.                                                          1,600                                79,920
Scripps E.W. Co. - Class A                                              1,000                                76,690
Tribune Co.                                                             1,800                                76,518
                                                                                                    ----------------
                                                                                                            233,128
                                                                                                    ----------------

                                           Paragon Dynamic Fortress Fund
                                              Schedule of Investments
    May 31, 2002



Common Stocks - 86.0% - continued                                   Shares                               Value
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.3%
American Medical Systems Holdings, Inc. (a)                             3,700                                85,100
Inamed, Inc. (a)                                                        2,500                                81,125
STERIS Corp. (a)                                                        3,500                                74,025
                                                                                                    ----------------
                                                                                                            240,250
                                                                                                    ----------------

Periodicals: Publishing or Publishing & Printing - 0.7%
Meredith Corp.                                                          1,900                                76,836
                                                                                                    ----------------

Pharmaceutical Preparations - 1.0%
Pharmacia Corp.                                                         2,400                               103,656
                                                                                                    ----------------

Photographic Equipment & Supplies - 0.8%
Canon, Inc. (c)                                                         2,100                                81,480
                                                                                                    ----------------

Plastics Products - 0.9%
Alltrista Corp. (a)                                                     2,500                                92,850
                                                                                                    ----------------

Printed Circuit Boards - 0.8%
Benchmark Electronics, Inc. (a)                                         2,800                                84,000
                                                                                                    ----------------

Radio & TV Broadcasting & Communications Equipment - 0.7%
Itron, Inc.  (a)                                                        2,400                                69,648
                                                                                                    ----------------

Radio Broadcasting Stations - 2.4%
Cox Radio, Inc. - Class A (a)                                           2,800                                76,580
Entercom Communications Corp. (a)                                       1,600                                84,080
Regent Communications, Inc. (a)                                        11,600                                89,900
                                                                                                    ----------------
                                                                                                            250,560
                                                                                                    ----------------

Retail - Auto & Home Supply Stores - 0.8%
Advance Auto Parts, Inc. (a)                                            1,400                                80,920
                                                                                                    ----------------

Retail - Catalog & Mail - Order Houses - 0.8%
J. Jill Group, Inc. (a)                                                 2,400                                78,192
                                                                                                    ----------------

Retail - Department Stores - 1.0%
Sears Roebuck & Co.                                                     1,800                               106,290
                                                                                                    ----------------

Retail - Family Clothing Stores - 0.7%
Urban Outfitters, Inc. (a)                                              2,600                                76,908
                                                                                                    ----------------

Retail - Home Furniture, Furnishings & Equipment Stores - 0.9%
Williams-Sonoma, Inc. (a)                                               2,800                                89,628
                                                                                                    ----------------

Retail - Jewelry Stores - 0.8%
Tiffany & Co.                                                           2,100                                78,750
                                                                                                    ----------------

                                           Paragon Dynamic Fortress Fund
                                              Schedule of Investments
    May 31, 2002



Common Stocks - 86.0% - continued                                   Shares                               Value
Retail - Variety Stores - 0.7%
Fred's, Inc. - Class A                                                  2,200                                75,240
                                                                                                    ----------------

Semiconductors & Related Devices - 8.1%
Actel Corp. (a)                                                         3,200                                78,720
Fairchild Semiconductor Int'l Corp. (a)                                 2,700                                67,905
Intel Corp.                                                             3,700                               102,194
International Rectifier Corp. (a)                                       1,700                                79,849
National Semiconductor Corp. (a)                                        3,400                               104,380
Silicon Laboratories, Inc. (a)                                          3,000                                71,640
Silicon Storage Technology, Inc. (a)                                    7,100                                76,680
Standard Microsystems Corp. (a)                                         3,300                                74,910
Texas Instruments, Inc.                                                 3,600                               103,212
Zoran Corp. (a)                                                         3,450                                83,663
                                                                                                    ----------------
                                                                                                            843,153
                                                                                                    ----------------

Service - Advertising - 1.0%
Clear Channel Communications, Inc. (a)                                  2,000                               106,460
                                                                                                    ----------------

Services - Amusement & Recreation Services - 0.9%
Westwood One, Inc. (a)                                                  2,400                                91,560
                                                                                                    ----------------

Services - Business Services - 3.1%
eSpeed, Inc. - Class A (a)                                              6,700                                76,112
Hotels.com - Class A (a)                                                1,500                                71,835
McAfee.com Corp. (a)                                                    6,700                                98,624
Neoforma, Inc. (a)                                                      4,800                                68,880
                                                                                                    ----------------
                                                                                                            315,451
                                                                                                    ----------------

Services - Computer Integrated Systems Design - 2.7%
Cerner Corp. (a)                                                        1,900                               103,360
Computer Sciences Corp.  (a)                                            2,200                               104,214
Priceline.com, Inc.  (a)                                               18,500                                74,555
                                                                                                    ----------------
                                                                                                            282,129
                                                                                                    ----------------

Services - Computer Processing & Data Preparation - 0.8%
Alliance Data Systems Corp. (a)                                         3,700                                80,401
                                                                                                    ----------------

Services - Computer Programming, Data Processing - 1.0%
AOL Time Warner, Inc. (a)                                               5,600                               104,720
                                                                                                    ----------------

Services - Computer Programming Services - 1.3%
JDA Software Group, Inc. (a)                                            2,800                                74,144
Synaptics, Inc. (a)                                                     4,000                                64,800
                                                                                                    ----------------
                                                                                                            138,944
                                                                                                    ----------------

Services - Educational Services - 3.1%
Apollo Group, Inc. - Class A (a)                                        2,300                                79,304
                                                                                                    ----------------

                                           Paragon Dynamic Fortress Fund
                                              Schedule of Investments
    May 31, 2002



Common Stocks - 86.0% - continued                                   Shares                               Value
Services - Educational Services - 3.1% - continued
Career Education Corp. (a)                                              1,800                                78,480
Corinthian Colleges, Inc. (a)                                           2,900                                79,547
ITT Educational Services, Inc.  (a)                                     1,700                                83,980
                                                                                                    ----------------
                                                                                                            321,311
                                                                                                    ----------------

Services - Engineering Services - 1.6%
URS Corp. (a)                                                           5,500                               162,360
                                                                                                    ----------------

Services - Facilities Support Management Services - 0.3%
Corrections Corp. of America (a)                                        2,000                                32,440
                                                                                                    ----------------

Services - General Medical & Surgical Hospitals - 1.6%
Community Health Systems, Inc. (a)                                      2,700                                79,488
Lifepoint Hospitals, Inc. (a)                                           2,100                                81,711
                                                                                                    ----------------
                                                                                                            161,199
                                                                                                    ----------------

Services - Help Supply Services - 1.5%
CDI Corp. (a)                                                           2,700                                75,546
Labor Ready, Inc. (a)                                                   9,500                                84,360
                                                                                                    ----------------
                                                                                                            159,906
                                                                                                    ----------------

Services - Medical Laboratories - 1.5%
LabOne, Inc. (a)                                                        3,400                                79,220
Unilab Corp. (a)                                                        2,800                                78,736
                                                                                                    ----------------
                                                                                                            157,956
                                                                                                    ----------------

Services - Misc Health & Allied Services - 0.6%
Hooper Holmes, Inc.                                                     7,600                                66,500
                                                                                                    ----------------

Services - Personal Services - 0.5%
Regis Corp.                                                             1,900                                54,720
                                                                                                    ----------------

Services - Prepackaged Software - 3.8%
Activision, Inc. (a)                                                    2,500                                81,550
Healtheon / WebMD Corp. (a)                                            12,000                                78,240
Networks Associates, Inc. (a)                                           3,900                                75,465
Verisity Ltd. (a)                                                       9,200                               153,925
                                                                                                    ----------------
                                                                                                            389,180
                                                                                                    ----------------

Special Industry Machinery - 1.5%
Cymer, Inc. (a)                                                         1,900                                82,137
Novellus Systems, Inc.  (a)                                             1,700                                72,216
                                                                                                    ----------------
                                                                                                            154,353
                                                                                                    ----------------

Telegraph &  Other Message Communications - 0.9%
PayPal, Inc. (a)                                                        3,200                                91,904
                                                                                                    ----------------

                                           Paragon Dynamic Fortress Fund
                                              Schedule of Investments
    May 31, 2002



Common Stocks - 86.0% - continued                                   Shares                               Value
Telephone & Telegraph Apparatus - 0.2%
Inet Technologies, Inc. (a)                                             2,100                                20,496
                                                                                                    ----------------

Telephone Communications (No Radio Telephone) - 3.0%
Lucent Technologies, Inc. (a)                                          22,000                               102,300
SBC Communications, Inc.                                                3,100                               106,299
Verizon Communications, Inc.                                            2,400                               103,200
                                                                                                    ----------------
                                                                                                            311,799
                                                                                                    ----------------

Title Insurance - 0.8%
Landamerica Financial Group, Inc.                                       2,400                                77,760
                                                                                                    ----------------

Transportation Services - 0.8%
Expedia, Inc. - Class A (a)                                             1,100                                78,650
                                                                                                    ----------------

Wholesale - Groceries & Related Products - 0.4%
Nash Finch Co.                                                          1,200                                37,260
                                                                                                    ----------------

TOTAL COMMON STOCKS (Cost $9,111,998)                                                                     8,905,325
                                                                                                    ----------------

Investment Companies / Unit Investment Trusts - 11.6%
Emerging Markets Telecommunications Fund, Inc. (a)                      7,800                                58,344
European Warrant Fund, Inc. (a)                                        14,000                                46,200
ING Prime Rate Trust                                                   16,000                               107,040
John Hancock Bank and Thrift Opportunity Fund                          10,000                                86,800
Korea Fund, Inc.                                                        2,900                                50,112
LCM Internet Growth Fund, Inc.                                         21,365                                49,994
Malaysia Fund, Inc.                                                    25,000                               122,000
Morgan Stanley Emerging Markets Debt Fund, Inc.                        14,900                               127,544
Morgan Stanley Eastern Europe Fund, Inc. (a)                            3,900                                79,482
Morgan Stanley Asia-Pacific Fund, Inc. (a)                              5,875                                53,815
New Ireland Fund, Inc.                                                 18,400                               205,160
Singapore Fund, Inc.                                                   17,100                               101,403
Templeton Russia Fund, Inc.                                             1,800                                43,110
Thai Fund, Inc.                                                        12,500                                70,000
                                                                                                    ----------------
TOTAL INVESMENT COMPANIES / UNIT INVESTMENT TRUSTS (Cost $1,392,796)                                      1,201,004
                                                                                                    ----------------

Preferred Stocks
Textile Mill Products - 1.8%
U.S. Home & Garden, Inc. Tr I, 9.40% (Cost $131,935)                   11,700                               188,957
                                                                                                    ----------------

Money Market Securities - 21.2%
Huntington Money Fund - Invest A, 0.81%,  (Cost $2,191,881) (b)     2,191,881                             2,191,881
                                                                                                    ----------------

TOTAL INVESTMENTS (Cost $12,828,610) - 120.6%                                                         $  12,487,167
                                                                                                    ----------------
Liabilities in excess of cash and other assets - (20.6%)                                                 (2,134,162)
                                                                                                    ----------------
TOTAL NET ASSETS - 100.0%                                                                             $  10,353,005
                                                                                                    ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2002.
(c) American Depositary Receipts.

See accompanying notes which are an integral part of these financial statements.

                                                      Paragon Fund
                                                Schedule of Investments
    May 31, 2002



Common Stocks - 97.5%                                                  Shares                                 Value

Ball & Roller Bearings - 0.8%
Timken Co.                                                                  2,800                            $    62,720
                                                                                                         ----------------

Biological Products (No Diagnostic Substances) - 4.6%
Abgenix, Inc. (a)                                                           6,300                                 81,270
Biogen, Inc. (a)                                                            1,700                                 84,796
Charles River Laboratories International, Inc. (a)                          1,700                                 62,475
Invitrogen Corp. (a)                                                        2,400                                 84,312
SangStat Medical Corp. (a)                                                  3,100                                 68,200
                                                                                                         ----------------
                                                                                                                 381,053
                                                                                                         ----------------

Bottled & Canned Soft Drinks Carbonated Waters - 0.8%
Coca-Cola FEMSA, S.A. (c)                                                   2,600                                 66,300
                                                                                                         ----------------

Broadcasting - 0.8%
Media General, Inc.                                                         1,000                                 65,110
                                                                                                         ----------------

Chemicals & Allied Products - 0.4%
Octel Corp. (a)                                                             1,600                                 34,416
                                                                                                         ----------------

Computer Communication Equipment - 2.0%
Cisco Systems, Inc. (a)                                                     5,200                                 82,056
Juniper Networks, Inc. (a)                                                  8,900                                 82,503
                                                                                                         ----------------
                                                                                                                 164,559
                                                                                                         ----------------

Computer Storage Devices - 0.6%
Western Digital Corp. (a)                                                  11,000                                 50,600
                                                                                                         ----------------

Consumer Products (Non - Durables) - Apparel, Footwear & Accessories - 0.7%
Kenneth Cole Productions, Inc. (a)                                          2,300                                 60,766
                                                                                                         ----------------

Electronic Computers - 2.0%
Dell Computer Corp. (a)                                                     3,100                                 83,235
Sun Microsystems, Inc. (a)                                                 12,000                                 82,680
                                                                                                         ----------------
                                                                                                                 165,915
                                                                                                         ----------------

Fire, Marine, Casualty Insurance - 1.0%
ACE Ltd..                                                                   2,400                                 83,064
                                                                                                         ----------------

Functions Related to Depository Banking - 1.0%
Banco Bradesco S.A. (c)                                                     3,200                                 84,480
                                                                                                         ----------------

Hotels & Motels - 0.7%
Hollywood Casino Corp. - Class A (a)                                        4,500                                 58,635
                                                                                                         ----------------

                                                      Paragon Fund
                                                Schedule of Investments
    May 31, 2002



Common Stocks - 97.5% - continued                                      Shares                                 Value
In Vitro & In Vivo Diagnostic Substances - 1.9%
Human Genome Sciences, Inc. (a)                                             4,700                               $ 81,075
Immunomedics, Inc. (a)                                                      6,800                                 79,560
                                                                                                         ----------------
                                                                                                                 160,635
                                                                                                         ----------------

Laboratory Analytical Instruments - 1.1%
Mettler Toledo International, Inc. (a)                                      2,300                                 93,495
                                                                                                         ----------------

Miscellaneous Manufacturing Industries - 1.2%
International Game Technology (a)                                           1,600                                100,000
                                                                                                         ----------------

Mortgage Bankers & Loan Correspondents - 1.1%
New Century Financial Corp.                                                 3,400                                 92,072
                                                                                                         ----------------

Motor Vehicle Parts & Accessories - 2.1%
American Axle & Manufacturing Holdings, Inc. (a)                            2,900                                 87,580
Autoliv, Inc.                                                               3,800                                 89,148
                                                                                                         ----------------
                                                                                                                 176,728
                                                                                                         ----------------

National Commercial Banks - 2.2%
Citigroup, Inc.                                                             2,000                                 86,360
PNC Financial Services Group, Inc.                                          1,700                                 95,625
                                                                                                         ----------------
                                                                                                                 181,985
                                                                                                         ----------------

Newspapers: Publishing Or Publishing & Printing - 1.6%
Pulitzer, Inc.                                                              1,300                                 64,935
Scripps E.W. Co. - Class A                                                    900                                 69,021
                                                                                                         ----------------
                                                                                                                 133,956
                                                                                                         ----------------

Oil & Gas Exploration & Production - 1.0%
Petroleo Brasileiro (d)                                                     3,500                                 83,335
                                                                                                         ----------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.6%
American Medical Systems Holdings, Inc. (a)                                 3,100                                 71,300
STERIS Corp. (a)                                                            3,000                                 63,450
                                                                                                         ----------------
                                                                                                                 134,750
                                                                                                         ----------------

Periodicals: Publishing or Publishing & Printing - 0.8%
Meredith Corp.                                                              1,600                                 64,704
                                                                                                         ----------------

Pharmaceutical Preparations - 4.3%
Bristol-Myers Squibb, Inc.                                                  3,100                                 96,472
Cubist Pharmaceuticals, Inc. (a)                                            6,300                                 91,350
Genentech, Inc. (a)                                                         2,500                                 88,750
Inhale Therapeutic Systems, Inc. (a)                                       11,500                                 84,295
                                                                                                         ----------------
                                                                                                                 360,867
                                                                                                         ----------------
Plastics Products - 0.9%
Alltrista Corp. (a)                                                         2,100                                 77,994
                                                                                                         ----------------

                                                      Paragon Fund
                                                Schedule of Investments
    May 31, 2002



Common Stocks - 97.5% - continued                                      Shares                                 Value
Printed Circuit Boards - 1.9%
Benchmark Electronics, Inc. (a)                                             2,500                               $ 75,000
Sanmina Corp. (a)                                                           7,200                                 82,800
                                                                                                         ----------------
                                                                                                                 157,800
                                                                                                         ----------------

Radio & TV Broadcasting & Communications Equipment - 1.7%
Itron, Inc.  (a)                                                            2,100                                 60,942
QUALCOMM, Inc.  (a)                                                         2,600                                 82,264
                                                                                                         ----------------
                                                                                                                 143,206
                                                                                                         ----------------

Radio Broadcasting Stations - 0.4%
Beasley Broadcast Group, Inc. - Class A (a)                                   600                                  8,652
Entercom Communications Corp. (a)                                             500                                 26,275
                                                                                                         ----------------
                                                                                                                  34,927
                                                                                                         ----------------

Retail - Auto & Home Supply Stores - 0.8%
Advance Auto Parts, Inc. (a)                                                1,200                                 69,360
                                                                                                         ----------------

Retail - Catalog & Mail - Order Houses - 1.0%
Amazon.com, Inc. (a)                                                        4,500                                 82,035
                                                                                                         ----------------

Retail - Home Furniture, Furnishings & Equipment Stores - 0.9%
Williams-Sonoma, Inc. (a)                                                   2,400                                 76,824
                                                                                                         ----------------

Retail - Jewelry Stores - 0.8%
Tiffany & Co.                                                               1,700                                 63,750
                                                                                                         ----------------

Retail - Variety Stores - 1.0%
Wal-Mart Stores, Inc.                                                       1,600                                 86,560
                                                                                                         ----------------

Security Brokers, Dealers & Flotation Companies - 2.2%
Ameritrade Holding Corp. - Class A (a)                                     16,000                                 85,120
Knight Trading Group, Inc. (a)                                             15,400                                 97,790
                                                                                                         ----------------
                                                                                                                 182,910
                                                                                                         ----------------

Semiconductors & Related Devices - 17.5%
Actel Corp. (a)                                                             2,600                                 63,960
Advanced Micro Devices, Inc. (a)                                            7,500                                 85,725
Analog Devices, Inc. (a)                                                    2,300                                 84,226
Applied Micro Circuits Corp. (a)                                           13,000                                 79,950
Atmel Corp. (a)                                                             9,800                                 80,556
ESS Technology, Inc. (a)                                                    4,200                                 66,864
Fairchild Semiconductor Int'l Corp. (a)                                     2,300                                 57,845
Intersil Holding Corp. - Class A (a)                                        2,600                                 62,452
International Rectifier Corp. (a)                                           1,400                                 65,758
Lattice Semiconductor Corp. (a)                                             7,600                                 81,320

                                                      Paragon Fund
                                                Schedule of Investments
    May 31, 2002



Common Stocks - 97.5% - continued                                      Shares                                 Value
Semiconductors & Related Devices - 17.5% - continued
Linear Technology Corp.                                                     4,500                              $ 167,625
Marvell Technology Group Ltd. (a)                                           2,000                                 62,960
Microchip Technology, Inc. (a)                                              2,200                                 65,780
Nvidia Corp. (a)                                                            2,500                                 83,650
Qlogic Corp. (a)                                                            1,800                                 82,296
Silicon Laboratories, Inc. (a)                                              2,500                                 59,700
Silicon Storage Technology, Inc. (a)                                        6,000                                 64,800
Standard Microsystems Corp. (a)                                             2,900                                 65,830
Zoran Corp. (a)                                                             3,000                                 72,750
                                                                                                         ----------------
                                                                                                               1,454,047
                                                                                                         ----------------

Services - Advertising - 1.1%
Doubleclick, Inc. (a)                                                      10,700                                 88,168
                                                                                                         ----------------

Services - Amusement & Recreation Services - 0.9%
Westwood One, Inc. (a)                                                      2,000                                 76,300
                                                                                                         ----------------

Services - Business Services - 3.6%
Accenture Ltd. (a)                                                          3,500                                 72,975
eBAY, Inc. (a)                                                              1,500                                 82,815
Hotels.com - Class A (a)                                                    1,300                                 62,257
McAfee.com Corp. (a)                                                        5,600                                 82,432
                                                                                                         ----------------
                                                                                                                 300,479
                                                                                                         ----------------

Services - Commercial Physical & Biological Research - 0.6%
Maxygen, Inc. (a)                                                           4,800                                 48,336
                                                                                                         ----------------

Services - Computer Integrated Systems Design - 2.6%
Cerner Corp. (a)                                                            1,200                                 65,280
Priceline.com, Inc.  (a)                                                   15,700                                 63,271
Vastera, Inc. (a)                                                          15,000                                 89,250
                                                                                                         ----------------
                                                                                                                 217,801
                                                                                                         ----------------

Services - Computer Programming Services - 2.8%
CIBER, Inc. (a)                                                            11,700                                 89,973
JDA Software Group, Inc. (a)                                                2,400                                 63,552
Verisign, Inc. (a)                                                          8,400                                 81,312
                                                                                                         ----------------
                                                                                                                 234,837
                                                                                                         ----------------

Services - Computer Programming, Data Processing, Etc. - 1.1%
Red Hat, Inc. (a)                                                          18,700                                 89,947
                                                                                                         ----------------

Services - Educational Services - 0.8%
Apollo Group, Inc. - Class A (a)                                            1,800                                 62,064
                                                                                                         ----------------

Services - Help Supply Services - 0.8%
CDI Corp. (a)                                                               2,300                                 64,354
                                                                                                         ----------------

                                                      Paragon Fund
                                                Schedule of Investments
    May 31, 2002



Common Stocks - 97.5% - continued                                      Shares                                 Value
Services - Management Consulting Services - 0%
Marchfirst, Inc. (a)                                                       97,200                                   $ 68
                                                                                                         ----------------

Services - Medical Laboratories - 0.7%
LabOne, Inc. (a)                                                            2,600                                 60,580
                                                                                                         ----------------

Services - Prepackaged Software - 12.4%
Activision, Inc. (a)                                                        1,900                                 61,978
BEA Systems, Inc. (a)                                                       7,600                                 81,776
BMC Software (a)                                                            5,600                                 94,696
HPL Technologies, Inc. (a)                                                  7,200                                 92,232
I2 Technologies, Inc. (a)                                                  51,000                                201,450
Legato Systems, Inc. (a)                                                   13,400                                 83,884
Microsoft Corp.  (a)                                                        1,700                                 86,717
Precise Software Solutions Ltd. (a)                                         6,800                                 86,224
Rational Software Corp. (a)                                                 7,100                                 80,798
Serena Software, Inc. (a)                                                   6,000                                 84,960
VERITAS Software Corp. (a)                                                  3,300                                 74,811
                                                                                                         ----------------
                                                                                                               1,029,526
                                                                                                         ----------------

Special Industry Machinery - 1.5%
Cymer, Inc. (a)                                                             1,600                                 69,168
Novellus Systems, Inc.  (a)                                                 1,300                                 55,224
                                                                                                         ----------------
                                                                                                                 124,392
                                                                                                         ----------------

State Commercial Banks - 1.1%
Bank of New York, Inc.                                                      2,500                                 90,750
                                                                                                         ----------------

Telephone & Telegraph Apparatus - 1.1%
Inet Technologies, Inc. (a)                                                   500                                  4,880
Tellabs, Inc. (a)                                                           8,700                                 84,042
                                                                                                         ----------------
                                                                                                                  88,922
                                                                                                         ----------------

Telephone Communications (No Radio Telephone) - 1.2%
Cable & Wireless Plc. (c)                                                  10,400                                 98,072
                                                                                                         ----------------

Transportation Services - 0.8%
Expedia, Inc. - Class A (a)                                                   900                                 64,350
                                                                                                         ----------------

Wholesale - Electronic Parts & Equipment - 1.0%
Arrow Electronics, Inc. (a)                                                 3,400                                 85,068
                                                                                                         ----------------

TOTAL COMMON STOCKS (Cost $8,382,897)                                                                          8,113,572
                                                                                                         ----------------

                                                      Paragon Fund
                                                Schedule of Investments
    May 31, 2002



                                                                       Shares                                 Value
Money Market Securities - 26.5%
Huntington Money Fund - Invest A, 0.81%, (Cost $2,209,475) (b)          2,209,475                            $ 2,209,475
                                                                                                         ----------------

TOTAL INVESTMENTS (Cost $10,592,372) - 124.0%                                                              $  10,323,047
                                                                                                         ----------------

Liabilities in excess of cash and other assets - (24.0%)                                                      (1,999,500)
                                                                                                         ----------------

TOTAL NET ASSETS - 100.0%                                                                                   $  8,323,547
                                                                                                         ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2002.
(c) American Depositary Receipts.

See accompanying notes which are an integral part of these financial statements.

                                                      Paragon Funds
                                             Statement of Assets & Liabilities
 May 31, 2002

                                                                                               Paragon
                                                                                              Dynamic Fortress   Paragon
                                                                                                  Fund             Fund
                                                                                              -------------    -------------
Assets
Investments in securities, at value (cost $12,828,610 and $10,592,372, respectively)          $ 12,487,167     $ 10,323,047
Cash                                                                                                22,143                -
Interest receivable                                                                                  1,291              802
Dividends receivable                                                                                 4,713              776
Receivable for investments sold                                                                  2,903,179        1,052,392
Receivable for fund shares sold                                                                      1,150            7,645
Receivable from broker                                                                               1,996           10,952
Prepaid assets                                                                                       2,500            1,799
                                                                                              -------------    -------------
     Total assets                                                                               15,424,139       11,397,413
                                                                                              -------------    -------------

Liabilities
Accrued advisory fees                                                                               15,030           14,956
Redemptions payable                                                                                      -              850
Other payables and accrued expenses                                                                 18,847           21,606
Payable for investments purchased                                                                5,037,257        3,036,454
                                                                                              -------------    -------------
     Total liabilities                                                                           5,071,134        3,073,866
                                                                                              -------------    -------------

Net Assets                                                                                    $ 10,353,005      $ 8,323,547
                                                                                              =============    =============

Net Assets consist of:
Paid in capital                                                                                 13,054,805        9,822,049
Distributions in excess of net investment income                                                  (195,914)               -
Accumulated net realized gain (loss) on investments                                             (2,164,443)      (1,229,177)
Net unrealized appreciation (depreciation) on investments                                         (341,443)        (269,325)
                                                                                              -------------    -------------

Net Assets, for 1,278,752  and 982,187
   shares, respectively                                                                       $ 10,353,005      $ 8,323,547
                                                                                              =============    =============

Net Asset Value
Net Asset
Offering price and redemption price per share
   ($10,353,005 / 1,278,752 and
   $8,323,547 / 982,187, respectively)                                                              $ 8.10           $ 8.47
                                                                                              =============    =============

See accompanying notes which are an integral part of these financial statements.

                                                       Paragon Funds
                                                  Statement of Operations
                                                                                               Paragon
                                                                                            Dynamic Fortress     Paragon
                                                                                               Fund (a)         Fund (b)
                                                                                            ---------------   --------------
Investment Income
Dividend income                                                                                  $ 224,536         $ 10,427
Interest income                                                                                    125,203            7,670
                                                                                            ---------------   --------------
  Total Income                                                                                     349,739           18,097
                                                                                            ---------------   --------------

Expenses
Investment advisor fee                                                                             261,006           85,970
Custodian expenses                                                                                  25,720           21,755
Legal expenses                                                                                      12,477            9,007
Dividend expense for short sales                                                                     7,668                -
Interest expense for short sales                                                                     5,243                8
Auditing expenses                                                                                    5,000            6,000
Administration expenses                                                                              4,684           11,225
Transfer agent expenses                                                                              4,208            7,668
Fund accounting expenses                                                                             3,747            8,760
Insurance expenses                                                                                   3,422              994
Printing expenses                                                                                    2,478            1,559
Pricing expenses                                                                                     1,970            5,029
Trustee expenses                                                                                     1,600              758
Miscellaneous expenses                                                                                 432              770
Registration expenses                                                                                    9              717
                                                                                            ---------------   --------------
  Total Expenses                                                                                   339,664          160,220
Reimbursed expenses                                                                                 (1,619)               -
                                                                                            ---------------   --------------
Total operating expenses                                                                           338,045          160,220
                                                                                            ---------------   --------------
Net Investment Income (Loss)                                                                        11,694         (142,123)
                                                                                            ---------------   --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                               (1,680,700)      (1,231,639)
Net realized gain (loss) on short sales                                                            (45,047)           2,462
Distribution of realized capital gains from other investment companies                              46,198                -
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                        294,315         (269,325)
                                                                                            ---------------   --------------
Net realized and unrealized gain (loss) on investment securities                                (1,385,234)      (1,498,502)
                                                                                            ---------------   --------------
Net increase (decrease) in net assets resulting from operations                               $ (1,373,540)     $(1,640,625)
                                                                                            ===============   ==============

(a) For the year ended May 31, 2002.
(b) For the period December 20, 2001 (Commencement of Operations) through May 31, 2002.

See accompanying notes which are an integral part of these financial statements.


                                                      Paragon Funds
                                            Statement of Changes in Net Assets
                                              Paragon Dynamic Fortress Fund
                                                                                         Year ended         Period ended
Operations                                                                              May 31,2002        May 31,2001  (a)
                                                                                       ---------------    --------------
  Net investment income (loss)                                                               $ 11,694         $ 782,305
  Net realized gain (loss) on investment securities                                        (1,679,549)         (167,217)
  Change in net unrealized appreciation (depreciation)                                        294,315          (635,758)
                                                                                       ---------------    --------------
  Net increase (decrease) in net assets resulting from operations                          (1,373,540)          (20,670)
                                                                                       ---------------    --------------
Distributions
  From net investment income                                                                 (208,934)         (780,979)
  From net realized gain                                                                     (317,677)                -
                                                                                       ---------------    --------------
  Total distributions                                                                        (526,611)         (780,979)
                                                                                       ---------------    --------------
Capital Share Transactions
  Proceeds from shares sold                                                                 2,390,403        30,670,461
  Reinvestment of distributions                                                               526,611           780,979
  Amount paid for shares repurchased                                                       (7,317,774)      (13,995,875)
                                                                                       ---------------    --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                               (4,400,760)       17,455,565
                                                                                       ---------------    --------------
Total Increase (Decrease) in Net Assets                                                    (6,300,911)       16,653,916
                                                                                       ---------------    --------------

Net Assets
  Beginning of period                                                                      16,653,916                 -
                                                                                       ---------------    --------------
  End of period [including accumulated net
    investment income (loss) of  $(146,186) and $1,326, respectively]                    $ 10,353,005      $ 16,653,916
                                                                                       ===============    ==============

Capital Share Transactions
  Shares sold                                                                                 275,188         3,061,076
  Shares issued in reinvestment of distributions                                               62,100            77,663
  Shares repurchased                                                                         (817,626)       (1,379,649)
                                                                                       ---------------    --------------

  Net increase (decrease) from capital transactions                                          (480,338)        1,759,090
                                                                                       ===============    ==============

(a) For the period June 8, 2000 (Commencement of Operations) through May 31, 2001.

See accompanying notes which are an integral part of these financial statements.

                                                      Paragon Funds
                                           Statement of Changes in Net Assets
                                                      Paragon Fund
                                                                                                      Period ended
Increase (Decrease) in Net Assets                                                                     May 31, 2002   (a)
                                                                                                    -----------------
Operations
  Net investment income (loss)                                                                            $ (142,123)
  Net realized gain (loss) on investment securities                                                       (1,229,177)
  Change in net unrealized appreciation (depreciation)                                                      (269,325)
                                                                                                    -----------------
  Net increase (decrease) in net assets resulting from operations                                         (1,640,625)
                                                                                                    -----------------
Distributions
  From net investment income                                                                                       -
  From net realized gain                                                                                           -
                                                                                                    -----------------
  Total distributions                                                                                              -
                                                                                                    -----------------
Capital Share Transactions
  Proceeds from shares sold                                                                               11,395,374
  Reinvestment of distributions                                                                                    -
  Amount paid for shares repurchased                                                                      (1,431,202)
                                                                                                    -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                               9,964,172
                                                                                                    -----------------
Total Increase (Decrease) in Net Assets                                                                    8,323,547
                                                                                                    -----------------

Net Assets
  Beginning of period                                                                                              -
                                                                                                    -----------------

  End of period                                                                                          $ 8,323,547
                                                                                                    =================

Capital Share Transactions
  Shares sold                                                                                              1,135,236
  Shares issued in reinvestment of distributions                                                                   -
  Shares repurchased                                                                                        (153,049)
                                                                                                    -----------------

  Net increase (decrease) from capital transactions                                                          982,187
                                                                                                    =================

(a) For the period December 20, 2001 (Commencement of Operations) through May 31, 2002.

See accompanying notes which are an integral part of these financial statements.

                                           Paragon Dynamic Fortress Fund
                                               Financial Highlights
                                                                              Year ended          Period ended
                                                                              May 31,2002          May 31,2001   (c)
                                                                           ------------------    ----------------
Selected Per Share Data
Net asset value, beginning of period                                                  $ 9.47             $ 10.00
                                                                           ------------------    ----------------
Income from investment operations
  Net investment income (loss)                                                          0.01                0.35
  Net realized and unrealized gain (loss)                                              (0.95)              (0.67)
                                                                           ------------------    ----------------
Total from investment operations                                                       (0.94)              (0.32)
                                                                           ------------------    ----------------
Less Distributions to shareholders:
  From net investment income                                                           (0.17)              (0.21)
  From net realized gain                                                               (0.26)               0.00
                                                                           ------------------    ----------------
Total distributions                                                                    (0.43)              (0.21)
                                                                           ------------------    ----------------

Net asset value, end of period                                                        $ 8.10              $ 9.47
                                                                           ==================    ================

Total Return                                                                          (10.12)%             (1.87)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                     $ 10,353            $ 16,654
Ratio of expenses to average net assets before reimbursement
  excluding dividends and borrowing cost on securities sold short.                     2.76%               2.25% (a)
Ratio of expenses to average net assets before reimbursement
   on expenses from dividends on securities sold short.                                0.11%               0.05% (a)
Total ratio of expenses to average net assets before reimbursement                     2.87%               2.30% (a)
Ratio of expenses to average net assets after reimbursement
  excluding dividends and borrowing cost on securities sold short.                     2.74%               2.25% (a)
Ratio of expenses to average net assets after reimbursement
   on expenses from dividends on securities sold short.                                0.11%               0.05% (a)
Total ratio of expenses to average net assets after reimbursement                      2.85%               2.30% (a)
Ratio of net investment income to average net assets                                   0.10%               3.45% (a)
Ratio of net investment income to average net assets
    before expense reimbursement                                                       0.09%               3.45% (a)

                                                                                    3210.11%             977.69%
(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period June 8, 2000 (Commencement of Operations) through May 31, 2001.

See accompanying notes which are an integral part of these financial statements.

                                          Paragon Fund
                                      Financial Highlights
                                                                             Period ended
                                                                              May 31,2002    (b)
                                                                           ------------------
Selected Per Share Data
Net asset value, beginning of period                                                 $ 10.00
                                                                           ------------------
Income from investment operations
  Net investment income (loss)                                                         (0.14)
  Net realized and unrealized gain (loss)                                              (1.39)
                                                                           ------------------
Total from investment operations                                                       (1.53)
                                                                           ------------------
Less Distributions to shareholders:
  From net investment income                                                            0.00
  From net realized gain                                                                0.00
                                                                           ------------------
Total distributions                                                                     0.00
                                                                           ------------------

Net asset value, end of period                                                        $ 8.47
                                                                           ==================

Total Return                                                                          (15.30)%

Ratios and Supplemental Data
Net assets, end of period (000)                                                      $ 8,324
Ratio of expenses to average net assets                                                3.63% (a)
Ratio of net investment income to
   average net assets                                                                (3.22)% (a)
Portfolio turnover rate                                                            2,684.23%

(a)  Annualized.
(b)  For the period December 20, 2001 (Commencement of Operations) through May 31, 2002.

See accompanying notes which are an integral part of these financial statements.

                                                   Paragon Funds
                                           Notes to Financial Statements
                                                   May 31, 2002
NOTE 1. ORGANIZATION

The Paragon Dynamic Fortress Fund (the "Dynamic Fortress Fund") and the Paragon Fund (the "Paragon Fund") (each a "Fund" or collectively as the "Funds") were organized as non-diversified series of the AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and July 19, 2001, respectively, and commenced operations on June 8, 2000 and December 20, 2001, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of Funds currently authorized by the Board of Trustees. The investment objective of the Dynamic Fortress Fund is long-term growth of capital and preservation of capital. The investment objective of the Paragon Fund is long-term growth of capital. The investment adviser to the Funds is Paragon Capital Management, Inc. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds' Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's Adviser, in conformity with guidelines adopted by the and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Short Sales - Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security, which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

                                                   Paragon Funds
                                           Notes to Financial Statements
                                             May 31, 2002 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital for the Paragon Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Paragon Capital Management, Inc., serves as the Adviser. Together, David Allen Young and Catherine B. Young own 100% of, and may be deemed to control, Paragon Capital Management, Inc.

Under the terms of the management agreements (the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. On March 21, 2002, the shareholders of the Dynamic Fortress Fund approved a new management agreement with the Adviser. The new management agreement is substantially similar to the old agreement except that (i) the Adviser reduced its fees for the Dynamic Fortress Fund and (ii) the Adviser is no longer responsible for paying all of the Dynamic Fortress Fund's operating expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund. Prior to March 21, 2002, the Adviser earned a fee of 2.25% of the average daily net assets for the Dynamic Fortress Fund, and was responsible for paying all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs, fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the year ended May 31, 2002, the Adviser earned a fee of $261,006 for the Dynamic Fortress Fund and for the period December 20, 2001 (commencement of operations) to May 31, 2002, the Adviser earned a fee of $85,970 for the Paragon Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. The Adviser voluntarily agreed to reimburse the Dynamic Fortress Fund for fees and expenses of non-interested person Trustees incurred by the Fund for the period June 1, 2001 to March 20, 2002. For the year ended May 31, 2002, the Adviser reimbursed expenses of $1,619 for the Dynamic Fortress Fund. There is no guarantee that the Adviser will continue to reimburse such fees and expenses in the future.

Each Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period June 1, 2001 to March 20, 2002, the Adviser paid all administrative fees on behalf of the Dynamic Fortress Fund per the Agreement. Effective March 21, 2002 the Fund is responsible for these expenses.

                                                   Paragon Funds
                                           Notes to Financial Statements
                                             May 31, 2002 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

From March 21, 2002 for the Dynamic Fortress Fund and December 20, 2001 (commencement of operations) for the Paragon Fund, Unified received a monthly fee from each Fund equal to an annual rate of 0.10% of each Fund's average daily net assets up to $50 million, 0.075% of each Fund's average daily net assets from $50 million to $100 million, and 0.050% of each Fund's average daily net assets over $100 million (subject to a minimum fee of $2,100 per month). For the period of March 21, 2002 to May 31, 2002, Unified earned fees of $4,684 from the Dynamic Fortress Fund for administrative services provided. For the period of December 20, 2001 to May 31, 2002, Unified earned fees of $11,225 from the Paragon Fund for administrative services provided. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Funds also retains Unified to act as each Fund's transfer agent and fund accountant. For its services as transfer agent, Unified earned a monthly fee from the Funds of $1.20 per shareholder (subject to a minimum monthly fee of $900). For the periods March 21, 2002 to May 31, 2002 and December 20, 2001 to May 31, 2002, respectively, Unified earned fees of $4,208 and $7,668 for the Dynamic Fund and the Paragon Fund, respectively, for transfer agent services provided to the Funds. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the periods March 21, 2002 to May 31, 2002 and December 20, 2001 to May 31, 2002, Unified earned fees of $3,747 and $8,760 for the Dynamic Fund and the Paragon Fund, respectively, for fund accounting services provided to the Funds.

The Funds retain Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of their shares. There were no payments made to the distributor during the year ended May 31, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

David Allen Young, owner of the Adviser, is a registered representative for the brokerage firm, Delta Equities. The Funds execute portfolio transactions through Delta Equities. For the year ended May 31, 2002, Delta Equities received $107,347 in commissions from the Paragon Dynamic Fortress Fund. For the period of December 20, 2001 (commencement of operations), through May 31, 2002, Delta Equities received $182,871 in commissions from the Paragon Fund.

NOTE 4. INVESTMENTS

Dynamic Fortress Fund. For the year ended May 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $295,999,012 and $298,293,783, respectively. As of May 31, 2002, the gross unrealized appreciation for all securities totaled $358,426 and the gross unrealized depreciation for all securities totaled $699,869 for a net unrealized depreciation of $341,443. The aggregate cost of securities for federal income tax purposes at May 31, 2002 was $13,334,578. The difference between book cost and tax cost consists of wash sales in the amount of $505,968.

Paragon Fund. For the five months ended May 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $170,866,144 and $161,254,070, respectively. As of May 31, 2002, the gross unrealized appreciation for all securities totaled $109,022 and the gross unrealized depreciation for all securities totaled $378,347 for a net unrealized depreciation of $269,325. The aggregate cost of securities for federal income tax purposes at May 31, 2002 was $11,462,627. The difference between book cost and tax cost consists of wash sales in the amount of $870,255.

                                                   Paragon Funds
                                           Notes to Financial Statements
                                             May 31, 2002 - continued
NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2002, Charles Schwab & Co. held 99.78% of the Dynamic Fortress Fund in an omnibus account for the benefit of others. As of May 31, 2002, Charles Schwab & Co. held 93.06% of the Paragon Fund in an omnibus account for the benefit of others.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At May 31, 2002, the Paragon Dynamic Fortress Fund had available for federal tax purposes an unused capital loss carryforward of $1,657,707, which expires in 2010. At May 31, 2002, the Paragon Fund had available for federal tax purposes an unused capital loss carryforward of $358,922 which expires in 2010. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Information Regarding Trustees and Officers

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Mark W. Muller                                           Trustee         Trustee since 1999             18
5016 Cedar River Tr.
Ft. Worth, Texas  76137
Year of Birth:  1964
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President of JAMAR  Resources,  Inc., a  manufacturers  representative                      None
firm,  September  2001 to present.  Account  Manager for SCI,  Inc., a custom  manufacturer,  from  April  2000 to  September  2001.  Account
Manager for Clarion Technologies,  a manufacturer of automotive, heavy truck,  and  consumer  goods,  from 1996 to April  2000.  From 1986 to
1996, an engineer for Sicor, a telecommunication hardware company.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Richard J. Wright, Jr.                                   Trustee         Trustee since 1999             18
13532 N. Central Expressway
MS 3800
Dallas, Texas 75243
Year of Birth:  1962
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Various positions with Texas Instruments,  a technology company, since                      None
1985,  including the  following:  Program  Manager for  Semi-Conductor
Business Opportunity  Management System, 1998 to present;  Development
Manager for web-based interface,  1999 to present; Systems Manager for
Semi-Conductor  Business Opportunity  Management System, 1997 to 1998;
Development  Manager for Acquisition  Manager,  1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.
----------------------------------------------------------------------- ----------------------------------------------


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of            in Fund Complex
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 34
1725 E. Southlake Blvd.                             Secretary and       President since 1999
Suite 200                                           Trustee             Secretary since 2000
Southlake, Texas  76092
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of            in Fund Complex
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial       since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------

* Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be and "interested person" of the Trust because he is a registered principal of the Trust's distributor.


Results of Paragon Dynamic Fortress Fund Shareholder Meeting
Held Wednesday, March 21, 2002

Approval of a new Management Agreement between the Trust, on behalf of the Fund, and Paragon Capital Management, Inc.

Shares for:            855,924.000
Shares against:              0.000
Shares abstain:              0.000